Subsequent events (Details) - Clause 12A application	Jul. 31, 2023 MW
Disclosure of non-adjusting events after reporting period
Integrated emission reduction solution, percentage of reduction of SO and GHG emissions	30.00%
Integrated emission reduction solution, integration of renewable energy	1,200